Long-Term Debt	12 Months Ended
Mar. 31, 2013
Long-Term Debt

NOTE 13: — LONG-TERM DEBT

a.	Composed as follows:

	March 31,
	2013	2012
Loans from institutional investors and bonds (1)	$21,047	$30,597
Mortgage for U.S. headquarters facility (2)	7,552	8,309

	28,599	38,906

Less: current maturities	11,330	10,957

	$17,269	$27,949

(1)	In 2003, the Company entered into two series of loan agreements, subsequently amended, with multiple lenders in Israel. At March 31, 2013, the outstanding loans are comprised of $842 (issued in U.S. dollars) at an interest rate of 6.1% with the remaining loans of $20,205 (issued in NIS) at a rate of Israeli CPI plus 5.8%. The debentures mature in November 2014. The debentures provide certain undertakings, including (i) not to encumber any of its assets, unless to secure indebtedness, as defined in such agreements, which in the aggregate does not exceed $20,000, or unless to encumber newly acquired assets to secure financing provided to acquire such assets, and (ii) not to incur any additional indebtedness as long as the ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness is less than 2:1. The test is based on the Company’s audited financial statements, and is performed on April 1 of each year with respect to the prior calendar year.
(2)	In 2005, Taro U.S.A. and two of its subsidiaries entered into obligations, secured by mortgages on the Company’s U.S. headquarters facility located in New York and distribution facility located in New Jersey (subsequently retired in February 2012). The Company guaranteed these obligations. The mortgage on the New York facility was $7,552 and $8,309 as of March 31, 2013 and 2012, respectively, was for an original term of 15 years, bears interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90. At March 31, 2013 and 2012, the debt service coverage ratio was 2.20 and 2.15, respectively. The interest rate of this mortgage is effectively fixed at 6.16%, as the Company has an interest rate swap in place which is concurrent with the 15-year term of the mortgage. As of March 31, 2013, the Company is in compliance with all of its covenants.

b.	Classified by currency, linkage terms and interest rates, the total amount of the liabilities (including current maturities and the reclassified short-term portion) is as follows:

	Weighted-Average Interest Rate		Amount
	March 31,		March 31,
	2013	2012	2013	2012
In, or linked to, U.S. dollars (1)	1.96%	2.15%	$8,394	$9,574
In Israeli currency – linked to CPI	5.80%	5.80%	20,205	29,332

			$28,599	$38,906

(1)	Includes loans in the amount of $7,552 and $8,309 as of March 31, 2013 and 2012, respectively, which are subject to variable interest rates linked to LIBOR. The remaining outstanding debt is subject to fixed interest rates.

c.	The debt matures as follows:

March 31, 2013
3/31/2014	$11,330
3/31/2015	11,381
3/30/2016	912
3/31/2017	969
3/31/2018	1,031
Thereafter	2,976

$28,599

As of the date of these financial statements, the Company has met all of its scheduled debt obligations.

For collateral, see Note 14.